Short-Term Debt	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Short-Term Debt	NOTE 17 SHORT-TERM DEBT Rate of Interest (%) 2022 2021 Credit facilities Unsecured revolving term credit facility 5.3 500 ‐ Other unsecured credit facilities South America 1.3 – 76.0 453 74 Australia 3.9 190 211 Other 2.1 9 28 Commercial paper 1 4.8 – 5.2 783 1,170 Other short-term debt 207 77 2,142 1,560 1 We use our $ 4,500 commercial paper program for our short-term cash requirements. The amount available under the commercial paper program is limited to the availability of backup funds under the $ 4,500 unsecured revolving term credit facility and excess cash invested in highly liquid securities. Our credit facilities are renegotiated periodically. Our total credit facility limits as at December 31 were: Credit facilities 2022 2021 Unsecured revolving term facility 1 4,500 4,500 Unsecured revolving term facility 2 2,000 ‐ Uncommitted revolving demand facility 1,000 500 Other credit facilities 3 1,180 720 1 In 2022, we extended the maturity date from June 4, 2026 to September 14, 2027, subject to extension at the request of Nutrien provided that the resulting maturity date may not exceed five years from the date of request. 2 In 2022, we entered into a new $ 2,000 unsecured revolving term credit facility, with the same principal covenants and events of default as our existing $ 4,500 unsecured revolving term credit facility. 3 Total facility limit amounts include some facilities with maturities in excess of one year. Principal covenants and events of default under the unsecured revolving term credit facilities include a debt to capital ratio (refer to Note 24) and other customary events of default and covenant provisions. Non-compliance with such covenants could result in accelerated repayment and/or termination of the credit facility. We were in compliance with all covenants as at December 31, 2022. In 2022, to help temporarily manage normal seasonal working capital swings, we entered into non-revolving term credit facilities with an aggregate principal amount of $ 2,000 , which had the same principal covenants and events of default as our existing revolving term credit facilities. The $ 2,000 non-revolving term credit facilities were fully repaid and subsequently terminated after the new $ 2,000 unsecured revolving term credit facility was entered into, as described above.